Long-Term Debt, net - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Principal - Current Portion	$ 1,860	$ 1,860
Amortized Cost - Current Portion	(6,323)	(6,946)
Amortized Cost - Long-Term Portion	54,931	59,270
Principal - Long-Term Portion	49,091	50,014
Principal [Member]
Disclosure of detailed information about borrowings [line items]
Principal - Long term debt	61,425	66,540
Principal - Current Portion	(6,164)	(6,771)
Principal - Long-Term Portion	55,261	59,769
Principal [Member] | Financial Liabilites [member]
Disclosure of detailed information about borrowings [line items]
Principal - Financial liabilites	51,520	52,471
Principal - Current Portion	(1,917)	(1,916)
Principal - Long-Term Portion	49,603	50,555
Deferred Finance Costs [Member]
Disclosure of detailed information about borrowings [line items]
Deferred finance costs	(575)	(719)
Deferred Finance Costs - Current Portion	245	271
Deferred Finance Costs - Long Term Portion	(330)	(448)
Deferred Finance Costs [Member] | Financial Liabilites [member]
Disclosure of detailed information about borrowings [line items]
Deferred finance costs	(569)	(597)
Deferred Finance Costs - Current Portion	57	56
Deferred Finance Costs - Long Term Portion	(512)	(541)
Modification Of Loan [Member]
Disclosure of detailed information about borrowings [line items]
Modification of loan	(116)	(194)
Modification of Loan - Current Portion	116	143
Modification of Loan - Long-Term Portion	0	(51)
Modification Of Loan [Member] | Financial Liabilites [member]
Disclosure of detailed information about borrowings [line items]
Modification of loan	0	0
Modification of Loan - Current Portion	0	0
Modification of Loan - Long-Term Portion	0	0
Accrued Interest [Member]
Disclosure of detailed information about borrowings [line items]
Accrued interest	520	589
Accrued Interest - Current Portion	(520)	(589)
Accrued Interest - Long-Term Portion	0	0
Accrued Interest [Member] | Financial Liabilites [member]
Disclosure of detailed information about borrowings [line items]
Accrued interest	0	0
Accrued Interest - Current Portion	0	0
Accrued Interest - Long-Term Portion	0	0
Amortized Cost [Member]
Disclosure of detailed information about borrowings [line items]
Amortized Cost	61,254	66,216
Amortized Cost - Current Portion	(6,323)	(6,946)
Amortized Cost - Long-Term Portion	54,931	59,270
Amortized Cost [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about borrowings [line items]
Amortized Cost - Current Portion	(1,860)	(1,860)
Amortized cost	50,951	51,874
Amortized Cost - Long-Term Portion	49,091	$ 50,014
Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited / First Citizens Bank & Trust Company [Member]
Disclosure of detailed information about borrowings [line items]
Principal - Long term debt	39,605
Deferred finance costs	(279)
Modification of loan	(116)
Accrued interest	391
Amortized Cost	39,601
Calypso Shipholding S.A. / Marguerite Maritime S.A. [member]
Disclosure of detailed information about borrowings [line items]
Principal - Long term debt	21,820
Deferred finance costs	(296)
Modification of loan	0
Accrued interest	129
Amortized Cost	21,653
Daxos Maritime Limited And SK Shipholding S.A. [member]
Disclosure of detailed information about borrowings [line items]
Principal - Financial liabilites	26,998
Deferred finance costs	(301)
Modification of loan	0
Accrued interest	0
Amortized cost	26,697
Paralus Shipholding S.A. / Shankyo Shoji Co. Ltd. And Greatsail Shipping S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Principal - Financial liabilites	24,522
Deferred finance costs	(268)
Modification of loan	0
Accrued interest	0
Amortized cost	$ 24,254